Employee benefits - Summary of Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Remeasurements
Total recognized in other comprehensive income	$ 1,163.4	₨ 88,029.9	₨ (25,612.6)	₨ 46,751.0
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	0.2	15.2	59.9	51.3
Actuarial (gains) / losses arising from changes in financial assumptions	1.6	123.8	368.3	(1.4)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(7.9)	(598.7)	(213.4)	147.0
Total recognized in other comprehensive income	(6.1)	(459.7)	214.8	196.9
Total recognized in income statement and other comprehensive income	$ 1.0	₨ 78.0	₨ 741.6	₨ 647.0